Document and Entity Information	6 Months Ended
Jun. 30, 2012
Entity Registrant Name	Gentium S.p.A.
Entity Central Index Key	0001314755
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Trading Symbol	gent
Entity Common Stock, Shares Outstanding	0
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun 30, 2012
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2012

Condensed Consolidated Balance Sheets (EUR €) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	€ 10,322	€ 9,990
Accounts receivable net of allowance of 27 and nil as of December 31, 2011 and June 30, 2012, respectively	5,928	5,128
Accounts receivable from related parties, net of allowance of 850 as of December 31, 2011 and June 30, 2012	165	286
Inventories, net of allowance of 789 and 158 as of December 31, 2011 and June 30, 2012, respectively	3,676	2,946
Prepaid expenses and other current assets	468	488
Total Current Assets	20,559	18,838
Property, manufacturing facility and equipment, net	8,088	8,508
Intangible assets, net of amortization	37	42
Other non-current assets	167	24
Total Assets	28,851	27,412
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable	5,602	5,089
Accounts payable to related parties	62	290
Accrued expenses and other current liabilities	1,685	1,131
Income tax payable	890	579
Deferred revenues	0	494
Current portion of capital lease obligations	0	21
Current maturities of long-term debt	480	504
Total Current Liabilities	8,719	8,108
Long-term debt, net of current maturities	1,309	1,545
Termination indemnities	385	376
Total Liabilities	10,413	10,029
Share capital (no par value; 19,656,317 shares authorized as of December 31, 2011 and June 30, 2012; 14,969,150 and 15,018,483 shares issued and outstanding at December 31, 2011 and June 30, 2012, respectively)	111,373	110,228
Accumulated deficit	(92,935)	(92,845)
Total Shareholders' Equity	18,438	17,383
Total Liabilities and Shareholders' Equity	€ 28,851	€ 27,412

Condensed Consolidated Balance Sheets [Parenthetical] (EUR €) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Allowance for Doubtful Accounts Receivable, Current	€ 0	€ 27
Allowance For Doubtful Accounts Receivable From Related Parties Current	850	850
Inventory Valuation Reserves	€ 158	€ 789
Common Stock, Shares Authorized	19,656,317	19,656,317
common stock, shares, issued and outstanding	15,018,483	14,969,150

Condensed Consolidated Statements of Operations (EUR €) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Revenues:
Total product sales	€ 8,025	€ 5,706	€ 13,677	€ 10,796
Other revenues	44	14	48	18
Other revenues from related party	443	1,001	443	1,956
Total revenues	8,512	6,721	14,168	12,770
Operating costs and expenses:
Cost of goods sold	1,459	1,859	2,284	2,752
Research and development	2,838	1,434	5,012	2,659
General and administrative	1,623	1,421	3,428	2,972
Sales and Marketing	1,489	532	2,696	778
Charges from related parties	54	76	106	126
Depreciation and amortization	252	201	498	400
Total Operating Expenses	7,715	5,523	14,024	9,687
Operating income	797	1,198	144	3,083
Foreign currency exchange gain/(loss), net	62	(9)	5	(63)
Interest income/(expense), net	34	(39)	74	(58)
Income before income tax expense	893	1,150	223	2,962
Income tax expense	(74)	(177)	(312)	(288)
Net Income/(Loss)	819	973	(89)	2,674
Shares used in calculation of earnings per share:
Basic (in shares)	15,018,345	14,966,317	15,004,081	14,961,428
Diluted (in shares)	15,676,953	15,727,077	15,004,081	15,662,601
Earnings per share:
Basic (in dollars per share)	€ 0.05	€ 0.07	€ (0.01)	€ 0.18
Diluted (in dollars per share)	€ 0.05	€ 0.06	€ (0.01)	€ 0.17
API [Member]
Revenues:
Total product sales	1,607	1,333	2,327	2,564
NPP [Member]
Revenues:
Total product sales	€ 6,418	€ 4,373	€ 11,350	€ 8,232

Condensed Consolidated Statements of Cash Flows (EUR €) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash Flows From Operating Activities:
Net Income/(Loss)	€ (89)	€ 2,674
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Unrealized foreign exchange loss	30	72
Depreciation and amortization	723	622
Stock-based compensation	958	933
Release of inventory allowance	(630)	(31)
Deferred revenues	(494)	(1,396)
Provisions for income taxes	311	288
Changes in operating assets and liabilities:
Accounts receivable	(951)	(743)
Inventories	(100)	(676)
Prepaid expenses and other current and noncurrent assets	(122)	85
Accounts payable, accrued expenses and termination indemnities	1,074	192
Net cash provided by operating activities	710	2,020
Cash Flows From Investing Activities:
Purchase of equipment and furniture	(263)	(601)
Proceeds from sale of marketable securities	0	263
Net cash used in investing activities	(263)	(338)
Cash Flows From Financing Activities:
Proceeds from stock options exercise	185	64
Repayment of long-term debt	(260)	(498)
Principal payments of capital lease obligations	(21)	(34)
Net cash used in financing activities	(96)	(468)
Increase in cash and cash equivalents	351	1,214
Effect of exchange rate on cash and cash equivalents	(19)	(120)
Cash and cash equivalents, beginning of period	9,990	8,742
Cash and cash equivalents, end of period	10,322	9,836
Supplemental disclosure of cash flow information:
Cash paid for interest	26	32
Cash paid for income taxes	0	374
Supplemental disclosure of non cash investing and financing activities:
Offset non cash assets and liabilities with FinSirton S.p.A (now F3F S.p.A.).	€ 275	€ 0

BUSINESS AND BASIS OF PRESENTATION	6 Months Ended
Jun. 30, 2012
Business Description and Basis Of Presentation [Abstract]
Business Description and Basis of Presentation [Text Block]

1.     BUSINESS AND BASIS OF PRESENTATION

 Basis of Presentation:     Gentium S.p.A. (“Gentium,” the “Company,” “we,” or “our”) is a biopharmaceutical company focused on the development and manufacture of our primary product candidate, defibrotide, an investigational drug based on a mixture of single-stranded and double-stranded DNA extracted from pig intestines. Our development of defibrotide has been focused on the treatment and prevention of a disease called hepatic veno occlusive, or VOD, a condition that occurs when veins in the liver are blocked as a result of certain cancer treatments, such as chemotherapy or radiation, that are administered prior to stem cell transplantation. Severe VOD is the most extreme form of VOD and is linked to multiple-organ failure and high rates of morbidity and mortality.

Defibrotide has been given “orphan” status by the U.S. Food and Drug Administration, or FDA, the European Medicines Agency, or EMA, and the Korean Food and Drug Administration, or KFDA, which means that we will have limited market exclusivity upon regulatory approval.

Defibrotide has also been granted “fast-track product” designation by the FDA for the treatment of severe VOD prior to stem cell transplantation. Currently, to the best of our knowledge, there are no FDA or EMA approved treatments for this life-threatening disease. While we have not yet obtained regulatory approval to market defibrotide, we are authorized to distribute defibrotide on a pre-approval basis under a treatment investigational new drug, or IND, protocol, which we call our cost recovery program, in the U.S., and through a named-patient program, or NPP, throughout the rest of the world.

We have completed two clinical trials, a Phase III trial of defibrotide for the treatment of severe VOD in the U.S., Canada and Israel and a Phase II/III pediatric trial in Europe for the prevention of VOD.

On May 10, 2011, we announced the filing of our marketing authorization application, or MAA, for defibrotide for the treatment and prevention of hepatic VOD in adults and children, with the EMA under a centralized procedure. As part of the application review process, we have recently been asked to provide Oral Explanations to the EMA’s Committee for Medicinal Products for Human Use, or CHMP. We expect the CHMP to issue a final opinion with respect to our MAA for defibrotide in the fourth quarter of 2012.

On July 6, 2011, we announced the filing of our new drug application, or NDA, with the FDA for defibrotide for the treatment of hepatic VOD in adults and children undergoing hematopoietic stem-cell transplantation. On August 17, 2011, we announced our voluntary withdrawal of our NDA following correspondence from the FDA identifying several potential “Refuse to File” issues regarding, among other things, the completeness and accuracy of our datasets. We have begun implementing a remediation plan, which includes an analysis of the issues raised by the FDA, and the engagement of contract research organizations, or CROs, and several outside consultants to assist us in addressing the issues raised by the FDA. Currently, we are working with these CROs and consultants to conduct additional quality reviews of the original datasets and databases.

We continue to work on our U.S. regulatory strategy with our commercial partner, Sigma-Tau Finanziaria S.p.A. and its affiliate, Sigma-Tau Pharmaceuticals, Inc., to which we have licensed our commercial rights to use defibrotide for both the treatment and prevention of VOD in North America, Central America and South America (collectively, the “Americas”). We have entered into a supply and distribution agreement with IDIS Limited, whereby IDIS agreed to be the exclusive supplier of defibrotide on a named-patient supply basis in certain European countries and in certain territories in other parts of the world. We have also entered into license and/or supply and distribution agreements with specialized regional partners for the distribution of defibrotide on a named-patient supply basis in the following territories: Turkey, Israel, the Palestinian Authority, Australia, New Zealand, Sweden, Denmark, Norway, Iceland, Finland, Latvia, Lithuania and Estonia; and some of these partners have also agreed to assist us with local registration, marketing authorization, reimbursement, marketing, sales and distribution and medical affairs activities following regulatory approval, if any.

In accordance with our overall strategy, we have appointed our commercial leadership team, which is currently responsible for, among other things, market research and pharmacoeconomics analysis, and will be responsible for marketing defibrotide in the major European countries upon regulatory approval, if any. In August 2011, we formed a wholly-owned subsidiary, Gentium GmbH, organized under the laws of Switzerland, as the headquarters for our commercial operations.

We have a manufacturing plant in Italy where we produce active pharmaceutical ingredients, or APIs, such as the defibrotide compound, urokinase and sulglicotide. These APIs are subsequently used to make the finished forms of various drugs. With respect to defibrotide, we have contracted with Patheon S.p.A. to process the defibrotide compound into its finished form, defibrotide, at Patheon’s manufacturing facility. We believe that we are the sole worldwide producer of defibrotide. Our operating assets are located in Italy.

The accompanying unaudited consolidated financial statements as of June 30, 2012 and for the three and six months ended June 30, 2012 and 2011 have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information. These consolidated financial statements are denominated in the currency of the European Union (the Euro or €). Unless otherwise indicated, all amounts are reported in thousands of Euro or U.S. dollars, except share and per share data.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Consolidation: Our consolidated financial statements reflect the financials of the Company and its wholly-owned subsidiary, Gentium GmbH. All intercompany balances and transactions have been eliminated upon consolidation.

Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles, or GAAP, requires management to make judgments, estimates and assumptions that may affect the reported amounts of assets and liabilities, and related disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. We base our estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results may differ from these estimates under different assumptions or conditions.

In the opinion of management, the accompanying unaudited consolidated financial statements include all adjustments, consisting of only normal recurring accruals necessary for a fair statement of our financial position, results of operations, and cash flows. The information included in this form should be read in conjunction with our consolidated financial statements and the accompanying notes included in our Annual Report on Form 20-F for the year ended December 31, 2011. Our accounting policies are described in the Notes to the Consolidated Financial Statements in our 2011 Annual Report on Form 20-F and updated, as necessary, in this Form 6-K. The year-end balance sheet data presented for comparative purposes was derived from audited consolidated financial statements, but this Form 6-K does not contain all disclosures required by U.S. GAAP. The results of operations for the six months ended June 30, 2012 are not necessarily indicative of the operating results for the full year or for any other subsequent interim period.

Segment information: The Company is managed and operated as one business. The entire business is managed by a single management team that reports to the chief executive officer. The Company does not operate separate lines of business or separate business entities with respect to any of its products or product candidates. The Company’s chief operating decision makers review the profits and losses and manage the operations of the Company on an aggregate basis. Accordingly, the Company operates in one segment, which is the biopharmaceutical industry.

Cash and Cash Equivalents:  Cash and cash equivalents include highly liquid, temporary cash investments having original maturity dates of three months or less.

Concentration of Credit Risk and Other Risks and Uncertainties: Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash, cash equivalents and trade receivables. The Company limits its investments to short-term low risk instruments. Trade receivables from one foreign customer are guaranteed by a letter of credit from a primary bank institution. The Company is exposed to credit risk with respect to its trade accounts receivable from sales of defibrotide through its named-patient and cost recovery programs, which are typically unsecured. As of June 30, 2012, our top two customers accounted for approximately 35% and 12% of our accounts receivable, respectively. As of December 31, 2011, our top two customers accounted for approximately 49% and 18% of our accounts receivable, respectively. We are exposed to risks associated with foreign currency transactions in which we use U.S. Dollars to make contract payments denominated in euros and vice versa. As the net positions of our unhedged foreign currency transactions fluctuate, our earnings might be affected. We currently do not utilize forward exchange contracts or any type of hedging instruments to hedge foreign exchange risk, as we believe our overall exposure is relatively limited. For the six-month period ended June 30, 2012, our top three customers accounted for 47%, 11% and 9% of our product sales, respectively. For the six-month period ended June 30, 2011, our top three customers accounted for 55%, 17% and 13% of our product sales, respectively.

The Company is subject to a number of risks common in the biotechnology industry including, but not limited to successfully obtaining regulatory approval for defibrotide, the uncertainty as to whether defibrotide will become a successful commercial product, its ability to generate projected revenue through its named-patient and cost recovery programs, its dependence on corporate partners and key personnel, protection of proprietary technology, compliance with FDA and other governmental regulations and approval requirements, its ability to obtain financing, if necessary, and potential changes in the health care industry.

Accounts receivable: Accounts receivable are primarily comprised of amounts due from our wholesale distributors and pharmaceutical companies. Accounts receivable are recorded net of allowances for distributors’ fees where we are not invoiced directly and doubtful accounts. Estimates for distributors’ fees are based on contractual terms. Estimates for our allowance for doubtful accounts are determined based on existing contractual payment terms, historical payment patterns of our customers and individual customer circumstances. Amounts determined to be uncollectible are charged or written-off against the reserve.

Inventories:    Inventories consist of raw materials, semi-finished and finished active pharmaceutical ingredients and defibrotide distributed through the named-patient and treatment IND programs. Inventories are stated at the lower of cost or market, with cost determined on an average cost basis, which approximates the first-in-first-out method. Prior to commencing the sale of defibrotide through the named-patient and cost recovery programs, we had expensed all costs associated with the production of defibrotide as research and development expenses. Since signing the agreements associated with the named-patient and cost recovery programs, we capitalized the subsequent costs of manufacturing defibrotide as inventory, including costs to convert existing active pharmaceutical ingredients to ampoules and vials and costs to package and label previously manufactured inventory, which costs had previously been expensed as research and development expenses. Until we sell the inventory, the carrying values of our inventories and our cost of sales will reflect only incremental costs incurred subsequent to the signing of these agreements.

The Company periodically reviews its inventories and items that are considered outdated or obsolete which are reduced to their estimated net realizable values. The Company estimates reserves for excess and obsolete inventories based on inventory levels on hand, future purchase commitments, and current and forecasted product demand. If an estimate of future product demand suggests that inventory levels will become obsolete, then inventories are reduced to their estimated net realizable values. We also review our inventory for quality assurance and quality control issues identified in the manufacturing process and determine whether a write-down is necessary.

We expense costs relating to the production of clinical products, which are not expected to be sold through the named-patient and cost recovery programs, as research and development expenses in the period incurred, and will continue to do so until we receive an approval letter from the FDA or EMA for a new product or product configuration. Upon receipt of an approval letter from the FDA or EMA for a new product or product configuration, we will begin to capitalize the subsequent inventory costs relating to that product configuration.

Property, Manufacturing Facility and Equipment:    Property and equipment are carried at cost, subject to review for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. The cost of normal, recurring, or periodic repairs and maintenance activities related to property and equipment are expensed as incurred, and the cost for major expenditures for additions and improvements are capitalized if they extend the useful life or capacity of the asset.

The cost of our property, manufacturing facility and equipment also includes a proportionate share of the Company’s financing costs. The amount of interest cost to be capitalized for qualifying assets is that portion of the interest cost incurred during the assets’ acquisition period that could have been avoided if expenditures for the assets had not been made. Capitalized interest expense is amortized over the same life as the underlying constructed asset.

We depreciate or amortize the cost of our property and equipment using the straight-line method over the estimated useful life of the respective assets, which are summarized as follows:

Asset Category	Useful Lives
Land	Not depreciated
Buildings	20 years
Plant and Machinery	10 to 15 years
Industrial Equipment	10 years
Furniture and Fixtures	5 to 10 years
Leasehold Improvements	Lesser of the useful life or the term of the respective lease
Internally Developed Software	15 years

When we dispose of property, plant and equipment, we remove the associated cost and accumulated depreciation from the related accounts on our consolidated balance sheet and include any resulting gain or loss in our consolidated statement of operations.

Computer Software: We capitalize costs of computer software obtained for internal use. Such costs are included in property, manufacturing facility and equipment and amortized over the estimated useful life of the software.

Intangibles:  Intangible assets are stated at cost and amortized on a straight-line basis over the expected useful life of such assets, which is estimated to be five to ten years for licenses and trademarks.

Impairment of Long-lived Assets, including Intangibles: The Company’s long-lived assets consist primarily of property and equipment. The Company evaluates its ability to recover the carrying values of long-lived assets used in its business, considering changes in the business environment or other facts and circumstances that suggest the value of such assets may be impaired. If this evaluation indicates the carrying value will not be recoverable, based on the undiscounted expected future cash flows estimated to be generated by these assets, the Company reduces the carrying amount to the estimated fair value.

Revenue Recognition:   We recognize revenues when all of the following criteria are met: persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, our price to the customer is fixed or determinable and collectability is reasonably assured. Revenues from product sales are recognized upon delivery, when title and risk of loss have passed to the customer. Product revenues are recorded net of applicable reserves for discounts, distributors’ fees and allowances.

Items deducted from Total Product Sales:

·	Distributor fees: We have entered into an agreement with distributors to manage defibrotide as an investigational drug on a named-patient and cost recovery basis. We recognize a fee to distributors based on a contractually determined fixed percentage of sales. These fees are recorded at the time of the sale and offset against product sales and are typically paid within 60 days after the issuance of a sales report. Distributor fees are recorded as accrued expenses and other current liabilities on our balance sheets.

·	Cash discounts: We may offer a price discount to a customer if a minimum number of purchase quantities are purchased in a calendar year. We establish a reserve based on estimates of the amounts earned or to be claimed on the related sales, which is classified as accrued expenses and other current liabilities on our balance sheets, and as a reduction of product sales.

·	Product returns: We do not provide our customers with a general right of product return, although we do permit returns if the product is damaged or defective when received by the customer.

Collaborative arrangements with multiple deliverables are divided into separate units of accounting if certain criteria are met, including whether the delivered element has stand-alone value to the customer and whether there is objective and reliable evidence of the fair value of the undelivered items. The consideration received from these arrangements is allocated among the separate units based on their respective selling prices, and the applicable revenue recognition criteria are applied to each separate unit. Revenue from collaborative arrangements generally includes manufacturing fee arrangements if the research and development efforts ever reach the commercialization phase.

Revenue from non-refundable up-front license fees and milestone payments is recognized as performance occurs and our obligations are completed. In accordance with the specific terms of the Company’s obligations under these arrangements, revenue is recognized as the obligation is fulfilled or ratably over the development or manufacturing period. Revenue associated with substantive at-risk milestones is recognized based upon the achievement of the milestones as defined in the respective agreements. Revenue from the reimbursement of research costs under collaborative arrangements is recognized as the related research and development costs are incurred, as provided under the terms of these arrangements.

Advance payments received in excess of amounts earned are classified as deferred revenue until earned on the balance sheets. Costs incurred by the Company for shipping and handling are included in cost of goods sold.

Research and Development:    Research and development expenditures are charged to operations as incurred. Research and development expenses consist of costs incurred for proprietary and collaborative research and development, including activities such as product registration and investigator-sponsored trials. Research and development expenses include salaries, benefits and other personnel related costs, clinical trial and related clinical manufacturing expenses, fees paid to CROs, contract and other outside service fees, employee stock-based compensation expenses and allocated facility and overhead costs, offset by research and development tax credits due from the Italian Tax Authorities. Payments we make for research and development services prior to the services being rendered are recorded as prepaid assets on our consolidated balance sheets and are expensed as the services are provided.

Clinical Trial Accruals:     The Company accounts for the costs of clinical studies conducted by CROs based on the estimated costs and contractual progress over the life of the individual study. These costs can be a significant component of research and development expenses.

Income Taxes:     The Company uses the liability method of accounting for income taxes. Deferred tax assets and liabilities are recognized for the estimated future tax consequences of temporary differences between the financial statements carrying amounts and the respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the year in which the temporary differences are expected to be recovered or settled. We evaluate the ability to realize our deferred tax assets and establish a valuation allowance when it is more likely than not that all or a portion of deferred tax assets will not be realized. We account for uncertain tax positions using a “more-likely-than-not” threshold for recognizing and resolving uncertain tax positions. We evaluate uncertain tax positions and consider various factors, including, but not limited to, changes in tax law, the measurement of tax positions taken or expected to be taken in tax returns, the effective settlement of matters subject to audit, new audit activity and changes in facts or circumstances related to a tax position.

Foreign currency transactions:     The functional currency of the Company’s foreign subsidiary is the Euro and, therefore, there are no translation adjustments in the consolidated financial statements. However, net realized and unrealized gains and losses resulting from foreign currency transactions that are denominated in a currency other than the Company’s functional currency, the Euro, are included in the statements of operations.

Share-Based Compensation:     The Company has always recognized stock-based compensation at fair value. Compensation expenses for awards that are ultimately expected to vest are recognized as expenses on a straight-line basis over the requisite service period of the equity compensation award, which is generally the vesting period.

Historically, the fair value of all option grants was estimated on the grant date using the Black-Scholes option-pricing model. For all stock options granted after December 31, 2009, the fair value of the award is estimated on the date of grant using a binomial valuation model. The binomial model considers characteristics of fair value option pricing that are not available under the Black-Scholes model. Similar to the Black-Scholes model, the binomial model takes into account variables such as volatility, dividend yield rate, and risk free interest rate. However, unlike the Black-Scholes model, the binomial model also considers the contractual term of the option, the probability that the option will be exercised prior to the end of its contractual life, the probability of termination or retirement of the option holder in computing the value of the option and the exchange rate between the euro and the dollar. For these reasons, the Company believes that the binomial model provides a fair value that is more representative of actual experience and future expected experience than that value calculated using the Black-Scholes model.

Fair Value of Financial Instruments:    The carrying amounts of cash and cash equivalents, accounts receivable, prepaid expenses, other current assets, accounts payable and accrued expenses approximate fair values due to the short-term maturities of these instruments. Marketable securities are carried at the market price.

Earnings Per Share:   Basic net earnings per share is based upon the weighted-average number of common shares outstanding and excludes the effect of dilutive common stock issuable from stock options and warrants. In computing diluted earnings per share, only potential common shares that are dilutive, or those that reduce earnings per share, are included. The issuance of common stock from stock options and warrants is not assumed if the result is anti-dilutive, such as when a loss is reported.

RELATED PARTIES	6 Months Ended
Jun. 30, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

3.    RELATED PARTIES

Historically, the Company had significant relationships with two privately owned Italian companies: FinSirton S.p.A. (now F3F S.p.A.) and its wholly owned subsidiary, Sirton Pharmaceuticals S.p.A. (now Vifarma S.p.A.). FinSirton, (now F3F S.p.A.), the parent company of several businesses, remains one of the Company’s largest shareholders (with approximately 17.04% ownership at June 30, 2012) and was originally the Company’s sole shareholder. The Company’s former Chief Executive Officer and Chairperson, Dr. Laura Ferro, may be deemed to control FinSirton S.p.A. (now F3F S.p.A.). In addition, Dr. Ferro previously served as a member of Sirton’s (now Vifarma’s) Board of Directors.

In 2010, Sirton (now Vifarma S.p.A.) was put into liquidation and, on June 28, 2010, Sirton was admitted by the Court of Como to a composition with creditors’ proceeding ("concordato preventivo"). The composition with creditors was approved on February 3, 2011. At that time, Sirton’s (now Vifarma S.p.A.) assets were acquired by a third party, as approved by the Court of Como. A liquidator has been appointed to manage the liquidation process and the distribution of proceeds received from the sale of Sirton’s (now Vifarma S.p.A.) assets to Sirton’s (now Vifarma S.p.A.) creditors. Although the distribution allocation has not yet been finalized, we understand that the liquidator may propose to satisfy the amounts due to secured creditors in full, with a payout distribution of 18.26% to all unsecured creditors. Our net exposure to Sirton (now Vifarma S.p.A.) at the date of the admission to the composition with creditors (June 28, 2010) was €850. If the preliminary indication from the liquidator is confirmed we may collect 18.26% or €155 of the receivables outstanding on the date of the admission to the composition with creditors (June 28, 2010) which amounts to €850 thousand. Due to the uncertainty of the final distribution to creditors from the sales of Sirton’s (now Vifarma S.p.A.) assets, we established an allowance for doubtful accounts of €850, which represents our exposure against Sirton (now Vifarma S.p.A.).

The Company had a lease agreement with Sirton (now Vifarma S.p.A.) that expired on December 31, 2010, but was renewed for an additional six-year term. In connection with Sirton’s (now Vifarma S.p.A.) liquidation proceeding, the lease agreement with Sirton (now Vifarma S.p.A.) along with the premises to which such lease pertains, were transferred to an unrelated third party that has also acquired the rights to Sirton’s (now Vifarma S.p.A.) name.

We had two commercial leases with FinSirton (now F3F S.p.A.). The first lease contract was entered into 2005. The area leased was approximately 1,750 square meters in size for offices, laboratories and storage facilities. The contract provided for an annual fee of €156 thousand which was updated each year on the basis of the variation of the cost of living index. The second lease contract was entered into 2007. The area leased was approximately 600 square meters in size for offices, manufacturing, laboratories and storage facilities. The contract provided for an annual fee of €30 thousand which is updated each year on the basis of variation of the cost of living index. In July 2009, the agreement was amended to reduce space rented and the annual fee was decreased to €15 thousand.

These two leases were terminated on December 31, 2011 and, as of January 1, 2012, we entered into a new commercial lease with FinSirton (now F3F S.p.A.). The area leased is approximately 4,800 square meters in size and is used for offices, manufacturing, laboratories and storage facilities. The lease provides for an annual fee of €185 thousand for the initial six-year term, which may be adjusted annually based on the cost of living index, and, in the event that we exercise our six-year renewal option, €215 thousand on an annual basis, subject to cost of living adjustments.

Expenses under these operating leases for the six-month period ended June 30, 2011 and June 30, 2012 amounted to €93 and €92, respectively.

For the three- and six-month periods ended June 30, 2011 and 2012, the Company had the following transactions with FinSirton (now F3F S.p.A.) and Sirton (now Vifarma S.p.A):

	Three-month period ended June 30,		Six-month period ended June 30,
	2011	2012	2011	2012
Expenses
Charges from related parties	76	54	126	106
Total	€76	€54	€126	€106

As of December 31, 2011 and June 30, 2012, the Company had balances with FinSirton (now F3F S.p.A.) and Sirton (now Vifarma S.p.A.). In 2011 and 2012, transactions with the new Sirton Pharmaceuticals S.p.A were not classified as transactions with a related party since the new Sirton Pharmaceuticals S.p.A. is no longer a related party of the Company given the change of ownership.

The Company is a party to a License and Supply Agreement with Sigma-Tau Pharmaceuticals, Inc., an affiliate of Sigma-Tau Finanziaria S.p.A., pursuant to which we have licensed the right to market defibrotide to treat and prevent VOD in North America, Central America and South America to Sigma-Tau Pharmaceuticals, Inc., and pursuant to which Sigma-Tau Pharmaceuticals, Inc. has agreed to purchase defibrotide from us for this use. In connection with this License and Supply Agreement, Sigma-Tau Pharmaceuticals, Inc. has agreed to reimburse us fifty percent of certain costs toward the development of defibrotide. Dr. Marco Brughera, who holds various senior-level positions within the Sigma-Tau Group, serves as a member of our Board of Directors. The balance of any reimbursements owed to us by Sigma-Tau Pharmaceuticals, Inc. was classified as accounts receivable from related parties in the accompanying consolidated financial statements. See Note 4 for further discussion of our relationship with Sigma-Tau.

	December 31, 2011	June 30, 2012
Accounts Receivable – Sirton/(Vifarma)	€850	€850
Accounts Receivable – FinSirton/(F3F)	256	9
Accounts Receivable from Sigma-Tau	30	156
Allowance for doubtful accounts	(850)	(850)
Accounts Receivable, net	286	165

Accounts Payable – Sirton/(Vifarma)	5	5
Accounts Payable – FinSirton/(F3F)	285	57
	290	62

The accounting policies applied in transactions with our affiliates are consistent with those policies applied in transactions with independent third parties and all related party agreements are negotiated on an arm’s length basis.

COLLABORATIVE ARRANGEMENTS	6 Months Ended
Jun. 30, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Collaborative Arrangement Disclosure [Text Block]

4.      COLLABORATIVE ARRANGEMENTS

In December 2001, the Company entered into a license and supply agreement with Sigma-Tau Pharmaceuticals, Inc. (as assignee of Sigma-Tau Industrie Farmaceutiche Riunite S.p.A., hereinafter referred to as “Sigma-Tau”). Under the agreement, Sigma-Tau obtained exclusive rights to distribute, market and sell defibrotide to treat VOD in the United States. This license expires 8 years after the Company’s launch of the product. In 2005, the Company expanded Sigma-Tau’s current license territory to the Americas. In January 2010, the Company amended its existing license and supply agreement to encompass a license to Sigma-Tau for the intravenous formulation of defibrotide for the prevention of VOD in the Americas and to transfer the NDA post-approval in the United States. Pursuant to the amended terms, Gentium received an initial payment of $7,000 and will receive an additional payment of $6,000 following approval from the FDA to market defibrotide in the U.S. and a further $2,000 following the transfer of the approved NDA to Sigma-Tau.

The agreement also envisages that the Company will produce and supply defibrotide to Sigma-Tau for marketing and distribution in the United States if and when the drug is approved by the FDA. Gentium will receive a 7% royalty on net sales and a supply margin equal to the greater of 31% of net sales of defibrotide or €.050 per unit in the Americas. Gentium will reimburse $1,000 of the costs reimbursed by Sigma-Tau from its future royalty payments due to Gentium under the License and Supply Agreement.

If the Company unilaterally discontinues the development of defibrotide to treat VOD (after written notice to Sigma-Tau) and, within 36 months of the discontinuation, resumes the development of defibrotide, substantially availing itself of the stages previously completed, either independently or with a third party, then the Company will be required to promptly reimburse Sigma-Tau for the amounts received. The Company has no intention of discontinuing the development of the product.

If, during the drug development stage the Company realizes that the activities required to bring the product to completion will necessitate a material increase in expenditures, the parties will discuss the increased costs and possible revisions to the terms of the agreement; if the parties are unable to mutually agree on such revisions, either party can terminate the agreement. If the Company or Sigma-Tau terminates the agreement for that reason and the Company then resumes development within 36 months of the termination, substantially availing itself of the stages previously completed, either independently or with a third party, the Company will be required to promptly reimburse Sigma-Tau for the amounts received.

On October 12, 2007, the Company and Sigma-Tau entered into a cost sharing agreement to address the need for additional funding in accordance with the original license and supply agreement. Under this agreement, Sigma-Tau will reimburse the Company for 50% of certain costs incurred in connection with the Company’s ongoing Phase III clinical trial of defibrotide to treat severe VOD. We recognize the reimbursement of research and development expenses as revenue when we incur the costs subject to reimbursement.

The following table outlines the nature and amount of other revenue recognized under the cost sharing and license agreements in the accompanying consolidated financial statements.

	Three months ended June 30,		Six months ended June 30,
	2011	2012	2011	2012
Research and development cost reimbursement	€149	€443	€252	€443
Upfront payments recognized ratably	852	-	1,704	-
Total	€1,001	€443	€1,956	€443

INVENTORIES	6 Months Ended
Jun. 30, 2012
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]

5.    INVENTORIES

The Company’s inventories consisted of:

	December 31, 2011	June 30, 2012
Raw materials	€271	€351
Semi-finished goods	979	382
Finished goods	1,696	2,943
Total	€2,946	€3,676

As of December 31, 2011 and June 30, 2012, the reserves for obsolescence were €789 and €158, respectively. As of June 30, 2012, we released the reserve for obsolescence for €0.63 million, due to the sales of heparin sodium, which as of December 31, 2011 was written down as there were some doubts about the Company’s ability to recover costs incurred to manufacture such product.

The increase in finished goods is mainly attributable to the time difference between manufacturing the sulglicotide API and purchase orders for such product. We expect to sell and deliver sulglicotide sitting in our inventory by the end of the year.

Prior to signing the named-patient and cost recovery program agreements, all costs associated with the production of defibrotide were expensed as research and development expenses. As of December 31, 2011 and June 30, 2012, inventory included €487 and €287, respectively, for defibrotide commercial batches classified as finished goods, which are expected to be sold through the named-patient and cost recovery programs.

PREPAID EXPENSES AND OTHER CURRENT ASSETS	6 Months Ended
Jun. 30, 2012
Prepaid Expenses and Other Current Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets Disclosure [Text Block]

6.    PREPAID EXPENSES AND OTHER CURRENT ASSETS

The Company’s prepaid expenses and other current assets consisted of the following:

	December 31, 2011	June 30, 2012
VAT receivables	€111	€49
Other prepaid expenses and current assets	377	419
Total prepaid expenses and current assets	€488	€468

The value added tax (VAT) receivables represent the tax on the value of consumption. VAT has no effect on the Company’s operating results, as payments and receipts are allowed to be netted against each other in periodic filings with the tax authorities. The VAT payment system is a “custodial” relationship. VAT liabilities are generated when the Company invoices customers, including the VAT amount, and VAT receivables are created when the Company purchases goods and services subject to VAT. The decrease in VAT receivables is due to the utilization of €100 to offset the payment of an equivalent amount of social charges and withholding taxes and, €38 as an increase in VAT receivables which may be claimed back to offset an equivalent amount of social security charges and withholding tax.

Other prepaid expenses and current assets refer mainly to advances to vendors and prepaid premiums to insurance companies.

PROPERTY, MANUFACTURING FACILITY AND EQUIPMENT	6 Months Ended
Jun. 30, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

7.    PROPERTY, MANUFACTURING FACILITY AND EQUIPMENT

Property, plant and equipment are recorded at historical cost, net of accumulated depreciation. Components of property, plant and equipment, net are summarized as follows:

	December 31, 2011			June 30, 2012
	Cost	Accumulated Depreciation	Net book value	Cost	Accumulated Depreciation	Net book value
Land and building	€2,643	1,480	1,163	2,660	1,520	1,140
Plant and machinery	15,464	10,392	5,072	15,543	10,871	4,672
Industrial equipment	1,740	1,134	606	1,766	1,192	574
Other	829	513	316	877	543	334
Leasehold improvements	1,126	379	747	1,313	464	849
Internally Developed Software	708	249	459	749	274	475
Construction in progress	145	-	145	44	-	44
	€22,655	14,147	8,508	22,952	14,864	8,088

As of December 31, 2011 and June 30, 2012, property, manufacturing facility and equipment included €460 attributed to lab instruments acquired under capital lease agreements. The related accumulated depreciation at December 31, 2011 and June 30, 2012 was €230 and €253, respectively.

FAIR VALUE MEASUREMENT	6 Months Ended
Jun. 30, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
8.	FAIR VALUE MEASUREMENT

The table below presents information on assets measured at fair value on a recurring basis as of June 30, 2012, and includes the valuation techniques the Company utilizes to determine such fair value.

Fair values determined based on Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets consist of cash and cash equivalents. Fair values determined on the basis of Level 2 inputs utilize observable quoted prices for similar assets and liabilities in active markets and observable quoted prices for identical or similar assets in markets that are not very active. Fair values determined on the basis of Level 3 inputs utilize unobservable inputs and include valuations of assets or liabilities for which there is little, if any, market activity. Level 3 assets or liabilities include those for which fair value measurements are determined using pricing models, discounted cash flow methodologies or similar valuation techniques, as well as significant management judgment or estimation.

	Fair Value Measurements at June 30, 2012 using
	Total Carrying Value at June 30, 2012	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Cash and cash equivalents	€10,322	€10,322	€-	€-

CREDIT FACILITIES AND LONG-TERM DEBT	6 Months Ended
Jun. 30, 2012
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

9.    CREDIT FACILITIES AND LONG-TERM DEBT

Long term debt, net of current maturities consists of:

		December 31, 2011	June 30, 2012
a)	Mortgage loan bearing interest at the Euribor 6 month rate plus 1.0% due June 2015 (2.62% and 1.93% at December 31, 2011 and June 30, 2012, respectively)	1,560	1,440
b)	Equipment loan bearing interest at the Euribor 3 months rate plus 1.20% due June 2012 (2.56% and 1.85% at December 31, 2011 and June 30, 2012 respectively)	188	125
c)	Financing loan bearing interest at the Euribor 1 month rate plus 1.00% due December 2012 (2.02% and 1.37% at December 31, 2011 and June 30, 2012, respectively)	137	115
d)	Research loan from the Italian Ministry for University and Research, interest at 1% per annum, due January 2012	37	-
e)	Financing loan bearing interest at the Euribor 3 months rate plus 1.00% due December 2012 (2.36% and 1.65% at December 31, 2011 and June 30, 2012, respectively)	64	57
f)	Equipment loan bearing interest at the Euribor 3 months rate plus 0.80% due December 2012 (2.16% and 1.45% at December 31, 2011 and June 30, 2012, respectively)	63	52
		2,049	1,789
	Less current maturities	(504)	(480)
	Total	€1,545	€1,309

The equipment loan of €125 requires the Company to maintain €5,000 of net shareholders’ equity determined in accordance with Italian generally accepted accounting principles. The Company was in compliance with this covenant at December 31, 2011 and June 30, 2012. There are no other covenants associated with the Company’s loans.

The maturities of long-term debt are as follows:

June 30,
2014	349
2015	240
2016	240
2017	240
Thereafter	240
Total	€1,309

SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

10.     SHAREHOLDERS’ EQUITY

The Company had 14,969,150 and 15,018,483 ordinary shares (no par value) issued and outstanding as of December 31, 2011 and June 30, 2012, respectively. On June 30, 2012, the total number of authorized shares was 19,656,317. Authorized capital is as follows:

	December 31, 2011	June 30, 2012
Issued and outstanding	14,969,150	15,018,483
Reserved for share option plans	4,687,167	4,637,834
	19,656,317	19,656,317

On April 28, 2006, our shareholders approved an amendment to our bylaws, which granted certain powers to our board of directors, pursuant to the provisions of Articles 2443 and 2420, part 3 of the Italian Civil Codes, including the power to increase the capital of the company in cash up to €90 million of par value in one or more transactions, and to issue convertible bonds (even subordinated) and increase the capital of the Company, in one or more transactions, up to €10 million of par value, through the issuance of ordinary shares reserved for the conversion of such convertible bonds, and in both cases also with the faculty to issue warrants by means of the same resolution of the board of directors providing for the relevant capital increase and in each case, exclude or limit the option right of the shareholders if the Board of Directors determines that exclusion or limitation to be in the interest of the Company. Such delegation of powers expired after five years. On May 9, 2011, our shareholders renewed this resolution for an additional five years starting from the date of the resolution of the 2011 Extraordinary Shareholders’ meeting approving the amendment. As of June 30, 2012, our board of directors has authorized the issuance of 4,549,435 ordinary shares in connection with this resolution by our shareholders.

On June 30, 2009, our shareholders approved an amendment to our bylaws, which granted certain powers to our board of directors, pursuant to article 2443 of the Italian Civil Code, including the power to increase the capital of our company in cash, up to an amount equal to €100 million, on a separable basis, in one or more transactions, for the purpose of a rights offering with the faculty to reserve all or part of such amount for the exercise of warrants issued by means of the same resolution of our board of directors providing for the relevant capital increase and with the faculty to reserve 1/4 of any such capital increase to employees under the Company’s equity incentive plans in effect from time to time, and the power to cancel the par value of the ordinary shares of the Company, which was completed on June 30, 2009. As of June 30, 2012, our board of directors has not authorized the issuance of any shares pursuant to this resolution by our shareholders.

On May 9, 2011, our shareholders approved an amendment to our bylaws, which granted certain powers to our board of directors, pursuant to article 2441, fifth paragraph of the Italian Civil Code, to increase the capital of the Company in cash by a maximum amount of €2,200,000, on a separable basis, with the exclusion of the pre-emptive right of the shareholders, for the issuance of options to purchase a maximum of 2,200,000 shares, without a par value, in favor of the Company’s employees, directors and consultants. We have used this approval to increase the number of ordinary shares of the Company authorized under our 2007 Stock Option Plan to 3,200,000.

EQUITY INCENTIVE PLANS	6 Months Ended
Jun. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

11.      EQUITY INCENTIVE PLANS

The Company currently has two option plans in place: an Amended and Restated 2004 Equity Incentive Plan, which includes an Amended and Restated 2004 Italy Stock Award Sub-Plan, and a 2007 Stock Option Plan (collectively, the “Plans”).

Amended and Restated 2004 Equity Incentive Plan

Certain of the Company’s employees and directors participate in the Amended and Restated 2004 Equity Incentive Plan and Italy Stock Award Plan. These plans were initially adopted on September 30, 2004 and amended on April 27, 2007. The plans provide for the issuance of incentives awards of up to 1,500,000 ordinary shares to employees, consultants, directors, and non-employee directors. Awards may be in the form of either incentive or non-qualified options. Our compensation committee determines the price of share options granted under the incentive plan, with the provision that the exercise price for an incentive share option cannot be less than 100% of the fair market value of our ordinary shares on the date of grant. The term of share options granted under the incentive plan generally may not exceed ten years, although the shareholders’ authorization for a capital increase relating to the ordinary shares issuable upon exercise of such options expires on September 30, 2019. As of June 30, 2012, there were 1,134,734 shares underlying outstanding options and 352,100 shares available for future grants under this plan.

Options granted under the incentive plan vest at the rate determined by our compensation committee. Typically, options granted under the incentive plan to officers and employees vest over three years, with one-third of the shares covered by the option vesting on the first anniversary of the grant date and the remainder vesting monthly over the next two years.

2004 Italy Stock Award Sub-Plan

Our Amended and Restated 2004 Italy Stock Award Sub-Plan is a part of our Amended and Restated 2004 Equity Incentive Plan and provides for the grant of share options and the issuance of share grants to certain of our employees who reside in the Republic of Italy and who are liable for income tax in the Republic of Italy. Generally, the exercise price for a share option under the Italy sub-plan cannot be lower than the average of the closing price of our ordinary shares as listed on the Nasdaq Global Market System over the 30 days preceding the date of grant.

Amended 2007 Stock Option Plan

On April 27, 2007, the Company’s shareholders approved the 2007 Stock Option Plan providing for options that may be granted to the Company’s directors, employees and consultants to purchase up to 1,000,000 ordinary shares. On May 9, 2011, the Company’s shareholders approved an additional 2,200,000 ordinary shares under the 2007 Stock Option Plan, for a total of 3,200,000 authorized ordinary shares under such plan. As of June 30, 2012, there were 1,175,508 shares underlying outstanding options and 1,975,492 shares available for future grants under this plan. Shares subject to options that have expired or otherwise terminated without being exercised in full become available again for issuance under the plan.

The 2007 Stock Option Plan is administered by our board of directors or a committee appointed by our board of directors. The board or the committee determines recipients and types of options to be granted, including the number of shares subject to an option, the vesting schedule of options, the exercisability of options and, subject to applicable restrictions, other terms of the options. The board of directors has delegated responsibility for administration of the 2007 Stock Option Plan to the compensation committee.

The term of share options granted under the 2007 Stock Option Plan generally may not exceed the earlier of ten years or March 26, 2022. Our compensation committee determines the price of share options granted under the 2007 Stock Option Plan, subject to certain limitations.

Options granted under the 2007 Stock Option Plan vest at the rate determined by our compensation committee. Typically, options granted to employees under the 2007 Stock Option Plan vest over three years, with one-third of the shares covered by the option vesting on the first anniversary of the grant date and the remainder vesting monthly over the next two years.

The board of directors may amend the 2007 Stock Option Plan at any time. Amendments will be submitted for shareholder approval to the extent required by applicable laws, rules and regulations. The 2007 Stock Option Plan will terminate on March 26, 2022 unless earlier terminated by the board of directors or a committee appointed by the board of directors.

The following table lists the balances available under the Plans at June 30, 2012.

	Amended and Restated 2004 Equity Incentive Plan	Amended 2007 Stock Option Plan
Number of shares authorized	1,560,000	3,200,000
Number of option granted since inception	2,568,400	1,547,578
Number of options exercised	73,166	49,000
Number of options cancelled/expired	1,360,000	323,070
Number of shares available for grant and available for future grant	352,100	1,975,492

Stock-based compensation expenses are measured at the grant date on the basis of the fair value of the award ultimately expected to vest and are recognized as expenses over the service period, which is generally the vesting period.  The Company recorded non-cash compensation expenses of €933 and €958 for the six-month periods ended June 30, 2011 and 2012, respectively:

	Three months ended June 30, 2011	Three months ended June 30, 2012	Six months ended June 30, 2011	Six months ended June 30, 2012
Cost of goods sold	11	11	20	22
Research and development	65	31	116	57
General and administrative	361	406	773	700
Sales and Marketing	18	97	24	179
Total employee stock-based compensation expense	455	545	933	958

The weighted average grant-date fair market values of options granted to officers, employees, directors and consultants for the three months ended June 30, 2012 and 2011 were $5.56 and $5.09, respectively. The weighted average grant-date fair market values of options granted to officers, employees, directors and consultants for the six months ended June 30, 2012 and 2011 were $5.64 and $5.69, respectively. The valuation of options granted was based on the following weighted average assumptions:

	Three months ended June 30, 2011	Three months ended June 30, 2012	Six months ended June 30, 2011	Six months ended June 30, 2012
Risk free interest rate	3.96%	1.97%	3.85%	2.10%
Expected dividend yield	-	-	-	-
Expected stock price volatility	97.77	95.09	94.08	93.55
Expected term	4.39 years	5.38 years	5.04 years	5.71 years

For all stock options granted after December 31, 2009, the fair value of the award is estimated on the date of grant using a binomial valuation model. The binomial model considers characteristics of fair value option pricing that are not available under the Black-Scholes model. Similar to the Black-Scholes model, the binomial model takes into account variables such as volatility, dividend yield rate, and risk free interest rate. However, unlike the Black-Scholes model, the binomial model also considers the contractual term of the option, the probability that the option will be exercised prior to the end of its contractual life, the probability of termination or retirements of the option holder in computing the value of the option and the exchange rate between the euro and the dollar. For these reasons, we believe that the binomial model provides a fair value that is more representative of actual experience and future expected experience than that value calculated using the Black-Scholes model.

The binomial model accounts for volatility in the price of the Company’s stock, the risk-free interest rate, the estimated life of the option, the closing market price of the Company’s stock and the exercise price of the stock. Some of these inputs are highly subjective assumptions which can vary over time. In order to determine the expected volatility, the Company analyzed available information, including past experience of a group of stocks in the industry having similar traits. The risk-free rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The Company assumed that no dividends would be paid during the expected term of the options.

All of the Company’s stock options vest ratably through continued employment over the vesting period. Once vested, options become exercisable immediately. Shared-based compensation expenses recognized in the statement of operations are based on awards ultimately expected to vest, reduced for estimated forfeitures. Based on historical data, the pre-vesting forfeiture percentage was estimated to be approximately zero. If pre-vesting forfeitures occur in the future, the Company will record the effect of such forfeitures as the forfeitures occur.

The Company expects to incur significant non-cash compensation expenses for option grants in the future.  As of June 30, 2012, compensation costs not yet recognized totalled €2.59 million, which are expected to be expensed over a maximum vesting period of 36 months. The Company applies EITF 96-18 in accounting for options granted to consultants. As of June 30, 2011 and 2012, options outstanding to consultants amounted to 5,000.

EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

12.    EARNINGS PER SHARE

The computation of basic earnings per share (EPS) is based upon the weighted-average of our ordinary shares outstanding. The computation of diluted EPS is based upon the weighted-average number of our ordinary shares and the dilutive potential ordinary shares outstanding. Dilutive potential ordinary shares outstanding refers to the impact of ordinary equivalent shares resulting from the assumed exercise of stock option and warrants (collectively “dilutive securities”) under the treasury stock method.

The computation for basic and diluted EPS was as follows (in thousands, except per share data):

	Three months ended June 30,		Six months ended June 30,
	2011	2012	2011	2012
Income/(Loss) (Numerator):
Net income/(loss) for basic and diluted EPS	€973	819	€2,674	(89)

Shares (Denominator):
Weighted-average shares for basic EPS	14,966,317	15,018,345	14,961,428	15,004,081
Effect of dilutive securities	760,760	658,608	701,173	-
Weighted-average shares for diluted EPS	15,727,077	15,676,953	15,662,601	15,004,081

Basic EPS	0.07	0.05	0.18	(0.01)
Diluted EPS	0.06	0.05	0.17	-

For the three and six months ended June 30, 2012, there were employee stock options, calculated on a weighted average basis, to purchase 334,000 and 1,014,000 shares, respectively, of our common stock with exercise prices greater than the average market prices of our common stock for these periods, which are not included in the computation of diluted EPS as their impact would have been anti-dilutive.

For the three and six months ended June 30, 2012 and June 30, 2011, warrants were not included in the computation of diluted EPS as the outstanding warrants expired on April 28, 2011.

COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
13.	COMMITMENTS AND CONTINGENCIES

In April 2007, the Company entered into a five year term capital lease arrangement to finance €218 in lab equipment purchases. The borrowing was payable in equal monthly installments of €4 over a period of 60 months. The arrangement was classified as a capital lease and expired in March 2012.

In April 2007, the Company entered into a five year term capital lease arrangement to finance €110 in laboratory equipment purchases. The borrowing was payable in equal monthly installments of €2 over a period of 60 months. The arrangement was classified as a capital lease and expired in March 2012.

Future non-cancellable minimum lease payments that are non-cancellable under operating leases as of June 30, 2012 are:

Operating Leases
June 30, 2013	352
June 30, 2014	292
June 30, 2015	185
June 30, 2016	185
June 30, 2017	185
Thereafter	92
Total minimum lease payments	€1,291

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]

Consolidation: Our consolidated financial statements reflect the financials of the Company and its wholly-owned subsidiary, Gentium GmbH. All intercompany balances and transactions have been eliminated upon consolidation.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles, or GAAP, requires management to make judgments, estimates and assumptions that may affect the reported amounts of assets and liabilities, and related disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. We base our estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results may differ from these estimates under different assumptions or conditions.

Segment Reporting, Policy [Policy Text Block]
Segment information: The Company is managed and operated as one business. The entire business is managed by a single management team that reports to the chief executive officer. The Company does not operate separate lines of business or separate business entities with respect to any of its products or product candidates. The Company’s chief operating decision makers review the profits and losses and manage the operations of the Company on an aggregate basis. Accordingly, the Company operates in one segment, which is the biopharmaceutical industry.

Cash and Cash Equivalents, Policy [Policy Text Block]	Cash and Cash Equivalents: Cash and cash equivalents include highly liquid, temporary cash investments having original maturity dates of three months or less.
Concentration Risk, Credit Risk, Policy [Policy Text Block]

Concentration of Credit Risk and Other Risks and Uncertainties: Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash, cash equivalents and trade receivables. The Company limits its investments to short-term low risk instruments. Trade receivables from one foreign customer are guaranteed by a letter of credit from a primary bank institution. The Company is exposed to credit risk with respect to its trade accounts receivable from sales of defibrotide through its named-patient and cost recovery programs, which are typically unsecured. As of June 30, 2012, our top two customers accounted for approximately 35% and 12% of our accounts receivable, respectively. As of December 31, 2011, our top two customers accounted for approximately 49% and 18% of our accounts receivable, respectively. We are exposed to risks associated with foreign currency transactions in which we use U.S. Dollars to make contract payments denominated in euros and vice versa. As the net positions of our unhedged foreign currency transactions fluctuate, our earnings might be affected. We currently do not utilize forward exchange contracts or any type of hedging instruments to hedge foreign exchange risk, as we believe our overall exposure is relatively limited. For the six-month period ended June 30, 2012, our top three customers accounted for 47%, 11% and 9% of our product sales, respectively. For the six-month period ended June 30, 2011, our top three customers accounted for 55%, 17% and 13% of our product sales, respectively.

The Company is subject to a number of risks common in the biotechnology industry including, but not limited to successfully obtaining regulatory approval for defibrotide, the uncertainty as to whether defibrotide will become a successful commercial product, its ability to generate projected revenue through its named-patient and cost recovery programs, its dependence on corporate partners and key personnel, protection of proprietary technology, compliance with FDA and other governmental regulations and approval requirements, its ability to obtain financing, if necessary, and potential changes in the health care industry.

Trade and Other Accounts Receivable, Policy [Policy Text Block]
Accounts receivable: Accounts receivable are primarily comprised of amounts due from our wholesale distributors and pharmaceutical companies. Accounts receivable are recorded net of allowances for distributors’ fees where we are not invoiced directly and doubtful accounts. Estimates for distributors’ fees are based on contractual terms. Estimates for our allowance for doubtful accounts are determined based on existing contractual payment terms, historical payment patterns of our customers and individual customer circumstances. Amounts determined to be uncollectible are charged or written-off against the reserve.

Inventory, Policy [Policy Text Block]

Inventories:    Inventories consist of raw materials, semi-finished and finished active pharmaceutical ingredients and defibrotide distributed through the named-patient and treatment IND programs. Inventories are stated at the lower of cost or market, with cost determined on an average cost basis, which approximates the first-in-first-out method. Prior to commencing the sale of defibrotide through the named-patient and cost recovery programs, we had expensed all costs associated with the production of defibrotide as research and development expenses. Since signing the agreements associated with the named-patient and cost recovery programs, we capitalized the subsequent costs of manufacturing defibrotide as inventory, including costs to convert existing active pharmaceutical ingredients to ampoules and vials and costs to package and label previously manufactured inventory, which costs had previously been expensed as research and development expenses. Until we sell the inventory, the carrying values of our inventories and our cost of sales will reflect only incremental costs incurred subsequent to the signing of these agreements.

The Company periodically reviews its inventories and items that are considered outdated or obsolete which are reduced to their estimated net realizable values. The Company estimates reserves for excess and obsolete inventories based on inventory levels on hand, future purchase commitments, and current and forecasted product demand. If an estimate of future product demand suggests that inventory levels will become obsolete, then inventories are reduced to their estimated net realizable values. We also review our inventory for quality assurance and quality control issues identified in the manufacturing process and determine whether a write-down is necessary.

We expense costs relating to the production of clinical products, which are not expected to be sold through the named-patient and cost recovery programs, as research and development expense in the period incurred, and will continue to do so until we receive an approval letter from the FDA or EMA for a new product or product configuration. Upon receipt of an approval letter from the FDA or EMA for a new product or product configuration, we will begin to capitalize the subsequent inventory costs relating to that product configuration.

Property, Plant and Equipment, Policy [Policy Text Block]

Property, Manufacturing Facility and Equipment:    Property and equipment are carried at cost, subject to review for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. The cost of normal, recurring, or periodic repairs and maintenance activities related to property and equipment are expensed as incurred, and the cost for major expenditures for additions and improvements are capitalized if they extend the useful life or capacity of the asset.

The cost of our property, manufacturing facility and equipment also includes a proportionate share of the Company’s financing costs. The amount of interest cost to be capitalized for qualifying assets is that portion of the interest cost incurred during the assets’ acquisition period that could have been avoided if expenditures for the assets had not been made. Capitalized interest expense is amortized over the same life as the underlying constructed asset.

We depreciate or amortize the cost of our property and equipment using the straight-line method over the estimated useful life of the respective assets, which are summarized as follows:

Asset Category	Useful Lives
Land	Not depreciated
Buildings	20 years
Plant and Machinery	10 to 15 years
Industrial Equipment	10 years
Furniture and Fixtures	5 to 10 years
Leasehold Improvements	Lesser of the useful life or the term of the respective lease
Internally Developed Software	15 years

When we dispose of property, plant and equipment, we remove the associated cost and accumulated depreciation from the related accounts on our consolidated balance sheet and include any resulting gain or loss in our consolidated statement of operations.

Computer Software Policy [Policy Text Block]

Computer Software: We capitalize costs of computer software obtained for internal use. Such costs are included in property, manufacturing facility and equipment and amortized over the estimated useful life of the software.

Intangible Assets, Finite-Lived, Policy [Policy Text Block]
Intangibles:    Intangible assets are stated at cost and amortized on a straight-line basis over the expected useful life of such assets, which is estimated to be five to ten years for licenses and trademarks.

Impairment or Disposal of Long-Lived Assets, Including Intangible Assets, Policy [Policy Text Block]
Impairment of Long-lived Assets, including Intangibles: The Company’s long-lived assets consist primarily of property and equipment. The Company evaluates its ability to recover the carrying values of long-lived assets used in its business, considering changes in the business environment or other facts and circumstances that suggest the value of such assets may be impaired. If this evaluation indicates the carrying value will not be recoverable, based on the undiscounted expected future cash flows estimated to be generated by these assets, the Company reduces the carrying amount to the estimated fair value.

Revenue Recognition, Policy [Policy Text Block]

Revenue Recognition:   We recognize revenues when all of the following criteria are met: persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, our price to the customer is fixed or determinable and collectability is reasonably assured. Revenues from product sales are recognized upon delivery, when title and risk of loss have passed to the customer. Product revenues are recorded net of applicable reserves for discounts, distributors’ fees and allowances.

Items deducted from Total Product Sales:

·	Distributor fees: We have entered into an agreement with distributors to manage defibrotide as an investigational drug on a named-patient and cost recovery basis. We recognize a fee to distributors based on a contractually determined fixed percentage of sales. These fees are recorded at the time of the sale and offset against product sales and are typically paid within 60 days after the issuance of a sales report. Distributor fees are recorded as accrued expenses and other current liabilities on our balance sheets.

·	Cash discounts: We may offer a price discount to a customer if a minimum number of purchase quantities are purchased in a calendar year. We establish a reserve based on estimates of the amounts earned or to be claimed on the related sales, which is classified as accrued expenses and other current liabilities on our balance sheets, and as a reduction of product sales.

·	Product returns: We do not provide our customers with a general right of product return, although we do permit returns if the product is damaged or defective when received by the customer.

Collaborative arrangements with multiple deliverables are divided into separate units of accounting if certain criteria are met, including whether the delivered element has stand-alone value to the customer and whether there is objective and reliable evidence of the fair value of the undelivered items. The consideration received from these arrangements is allocated among the separate units based on their respective selling prices, and the applicable revenue recognition criteria are applied to each separate unit. Revenue from collaborative arrangements generally includes manufacturing fee arrangements if the research and development efforts ever reach the commercialization phase.

Revenue from non-refundable up-front license fees and milestone payments is recognized as performance occurs and our obligations are completed. In accordance with the specific terms of the Company’s obligations under these arrangements, revenue is recognized as the obligation is fulfilled or ratably over the development or manufacturing period. Revenue associated with substantive at-risk milestones is recognized based upon the achievement of the milestones as defined in the respective agreements. Revenue from the reimbursement of research costs under collaborative arrangements is recognized as the related research and development costs are incurred, as provided under the terms of these arrangements.

Advance payments received in excess of amounts earned are classified as deferred revenue until earned on the balance sheets. Costs incurred by the Company for shipping and handling are included in cost of goods sold.

Research and Development Expense, Policy [Policy Text Block]
Research and Development:    Research and development expenditures are charged to operations as incurred. Research and development expenses consist of costs incurred for proprietary and collaborative research and development, including activities such as product registration and investigator-sponsored trials. Research and development expenses include salaries, benefits and other personnel related costs, clinical trial and related clinical manufacturing expenses, fees paid to CROs, contract and other outside service fees, employee stock-based compensation expenses and allocated facility and overhead costs, offset by research and development tax credits due from the Italian Tax Authorities. Payments we make for research and development services prior to the services being rendered are recorded as prepaid assets on our consolidated balance sheets and are expensed as the services are provided.

Clinical Trial Accruals Policy [Policy Text Block]
Clinical Trial Accruals:     The Company accounts for the costs of clinical studies conducted by CROs based on the estimated costs and contractual progress over the life of the individual study. These costs can be a significant component of research and development expenses.

Income Tax, Policy [Policy Text Block]
Income Taxes:     The Company uses the liability method of accounting for income taxes. Deferred tax assets and liabilities are recognized for the estimated future tax consequences of temporary differences between the financial statements carrying amounts and the respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the year in which the temporary differences are expected to be recovered or settled. We evaluate the ability to realize our deferred tax assets and establish a valuation allowance when it is more likely than not that all or a portion of deferred tax assets will not be realized. We account for uncertain tax positions using a “more-likely-than-not” threshold for recognizing and resolving uncertain tax positions. We evaluate uncertain tax positions and consider various factors, including, but not limited to, changes in tax law, the measurement of tax positions taken or expected to be taken in tax returns, the effective settlement of matters subject to audit, new audit activity and changes in facts or circumstances related to a tax position.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign currency transactions:     The functional currency of the Company’s foreign subsidiary is the Euro and, therefore, there are no translation adjustments in the consolidated financial statements. However, net realized and unrealized gains and losses resulting from foreign currency transactions that are denominated in a currency other than the Company’s functional currency, the Euro, are included in the statements of operations.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

Share-Based Compensation:     The Company has always recognized stock-based compensation at fair value. Compensation expenses for awards that are ultimately expected to vest are recognized as expenses on a straight-line basis over the requisite service period of the equity compensation award, which is generally the vesting period.

Historically, the fair value of all option grants was estimated on the grant date using the Black-Scholes option-pricing model. For all stock options granted after December 31, 2009, the fair value of the award is estimated on the date of grant using a binomial valuation model. The binomial model considers characteristics of fair value option pricing that are not available under the Black-Scholes model. Similar to the Black-Scholes model, the binomial model takes into account variables such as volatility, dividend yield rate, and risk free interest rate. However, unlike the Black-Scholes model, the binomial model also considers the contractual term of the option, the probability that the option will be exercised prior to the end of its contractual life, the probability of termination or retirement of the option holder in computing the value of the option and the exchange rate between the euro and the dollar. For these reasons, the Company believes that the binomial model provides a fair value that is more representative of actual experience and future expected experience than that value calculated using the Black-Scholes model.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value of Financial Instruments:    The carrying amounts of cash and cash equivalents, accounts receivable, prepaid expenses, other current assets, accounts payable and accrued expenses approximate fair values due to the short-term maturities of these instruments. Marketable securities are carried at the market price.

Earnings Per Share, Policy [Policy Text Block]
Earnings Per Share: Basic net earnings per share is based upon the weighted-average number of common shares outstanding and excludes the effect of dilutive common stock issuable from stock options and warrants. In computing diluted earnings per share, only potential common shares that are dilutive, or those that reduce earnings per share, are included. The issuance of common stock from stock options and warrants, is not assumed if the result is anti-dilutive, such as when a loss is reported.

RELATED PARTIES (Tables)	6 Months Ended
Jun. 30, 2012
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]

For the three- and six-month period ended June 30, 2011 and 2012, the Company had the following transactions with FinSirton (now F3F S.p.A.) and Sirton (now Vifarma S.p.A).

	Three-month period ended June 30,		Six-month period ended June 30,
	2011	2012	2011	2012
Expenses
Charges from related parties	76	54	126	106
Total	€76	€54	€126	€106

Schedule Of Related Party Receivables Payables [Table Text Block]

	December 31, 2011	June 30, 2012
Accounts Receivable – Sirton/(Vifarma)	€850	€850
Accounts Receivable – FinSirton/(F3F)	256	9
Accounts Receivable from Sigma-Tau	30	156
Allowance for doubtful accounts	(850)	(850)
Accounts Receivable, net	286	165

Accounts Payable – Sirton/(Vifarma)	5	5
Accounts Payable – FinSirton/(F3F)	285	57
	290	62

COLLABORATIVE ARRANGEMENTS (Tables)	6 Months Ended
Jun. 30, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule Of Collaborative Arrangements Transactions [Table Text Block]

The following table outlines the nature and amount of other revenue recognized under the cost sharing and license agreements in the accompanying consolidated financial statements.

	Three months ended June 30,		Six months ended June 30,
	2011	2012	2011	2012
Research and development cost reimbursement	€149	€443	€252	€443
Upfront payments recognized ratably	852	-	1,704	-
Total	€1,001	€443	€1,956	€443

INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2012
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]	The Company’s inventories consisted of:
	December 31, 2011	June 30, 2012
Raw materials	€271	€351
Semi-finished goods	979	382
Finished goods	1,696	2,943
Total	€2,946	€3,676

PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2012
Prepaid Expenses and Other Current Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets [Table Text Block]

The Company’s prepaid expenses and other current assets consisted of the following:

	December 31, 2011	June 30, 2012
VAT receivables	€111	€49
Other prepaid expenses and current assets	377	419
Total prepaid expenses and current assets	€488	€468

PROPERTY, MANUFACTURING FACILITY AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2012
Property, Plant and Equipment [Abstract]
Schedule Of Property, Manufacturing Facility and Equipment [Table Text Block]

Property, plant and equipment are recorded at historical cost, net of accumulated depreciation. Components of property, plant and equipment, net are summarized as follows:

	December 31, 2011			June 30, 2012
	Cost	Accumulated Depreciation	Net book value	Cost	Accumulated Depreciation	Net book value
Land and building	€2,643	1,480	1,163	2,660	1,520	1,140
Plant and machinery	15,464	10,392	5,072	15,543	10,871	4,672
Industrial equipment	1,740	1,134	606	1,766	1,192	574
Other	829	513	316	877	543	334
Leasehold improvements	1,126	379	747	1,313	464	849
Internally Developed Software	708	249	459	749	274	475
Construction in progress	145	-	145	44	-	44
	€22,655	14,147	8,508	22,952	14,864	8,088

FAIR VALUE MEASUREMENT (Tables)	6 Months Ended
Jun. 30, 2012
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]

The table below presents information on assets measured at fair value on a recurring basis as of June 30, 2012, and includes the valuation techniques the Company utilizes to determine such fair value.

Fair values determined based on Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets consist of cash and cash equivalents. Fair values determined on the basis of Level 2 inputs utilize observable quoted prices for similar assets and liabilities in active markets and observable quoted prices for identical or similar assets in markets that are not very active. Fair values determined on the basis of Level 3 inputs utilize unobservable inputs and include valuations of assets or liabilities for which there is little, if any, market activity. Level 3 assets or liabilities include those for which fair value measurements are determined using pricing models, discounted cash flow methodologies or similar valuation techniques, as well as significant management judgment or estimation.

	Fair Value Measurements at June 30, 2012 using
	Total Carrying Value at June 30, 2012	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Cash and cash equivalents	€10,322	€10,322	€-	€-

CREDIT FACILITIES AND LONG-TERM DEBT (Tables)	6 Months Ended
Jun. 30, 2012
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]

Long term debt, net of current maturities consists of:

		December 31, 2011	June 30, 2012
a)	Mortgage loan bearing interest at the Euribor 6 month rate plus 1.0% due June 2015 (2.62% and 1.93% at December 31, 2011 and June 30, 2012, respectively)	1,560	1,440
b)	Equipment loan bearing interest at the Euribor 3 months rate plus 1.20% due June 2012 (2.56% and 1.85% at December 31, 2011 and June 30, 2012 respectively)	188	125
c)	Financing loan bearing interest at the Euribor 1 month rate plus 1.00% due December 2012 (2.02% and 1.37% at December 31, 2011 and June 30, 2012, respectively)	137	115
d)	Research loan from the Italian Ministry for University and Research, interest at 1% per annum, due January 2012	37	-
e)	Financing loan bearing interest at the Euribor 3 months rate plus 1.00% due December 2012 (2.36% and 1.65% at December 31, 2011 and June 30, 2012, respectively)	64	57
f)	Equipment loan bearing interest at the Euribor 3 months rate plus 0.80% due December 2012 (2.16% and 1.45% at December 31, 2011 and June 30, 2012, respectively)	63	52
		2,049	1,789
	Less current maturities	(504)	(480)
	Total	€1,545	€1,309

Schedule of Maturities of Long-term Debt [Table Text Block]	The maturities of long-term debt are as follows:
June 30,
2014	349
2015	240
2016	240
2017	240
Thereafter	240
Total	€1,309

SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2012
Stockholders' Equity Note [Abstract]
Schedule of Stock by Class [Table Text Block]

The Company had 14,969,150 and 15,018,483 ordinary shares (no par value) issued and outstanding as of December 31, 2011 and June 30, 2012, respectively. On June 30, 2012, the total number of authorized shares was 19,656,317. Authorized capital is as follows:

	December 31, 2011	June 30, 2012
Issued and outstanding	14,969,150	15,018,483
Reserved for share option plans	4,687,167	4,637,834
	19,656,317	19,656,317

EQUITY INCENTIVE PLANS (Tables)	6 Months Ended
Jun. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Activity [Table Text Block]

The following table lists the balances available under the Plans at June 30, 2012.

	Amended and Restated 2004 Equity Incentive Plan	Amended 2007 Stock Option Plan
Number of shares authorized	1,560,000	3,200,000
Number of option granted since inception	2,568,400	1,547,578
Number of options exercised	73,166	49,000
Number of options cancelled/expired	1,360,000	323,070
Number of shares available for grant and available for future grant	352,100	1,975,492

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]

The Company recorded non-cash compensation expenses of €933 and €958 for the six-month period ended June 30, 2011 and 2012, respectively:

	Three months ended June 30, 2011	Three months ended June 30, 2012	Six months ended June 30, 2011	Six months ended June 30, 2012
Cost of goods sold	11	11	20	22
Research and development	65	31	116	57
General and administrative	361	406	773	700
Sales and Marketing	18	97	24	179
Total employee stock-based compensation expense	455	545	933	958

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The valuation of options granted was based on the following weighted average assumptions:

	Three months ended June 30, 2011	Three months ended June 30, 2012	Six months ended June 30, 2011	Six months ended June 30, 2012
Risk free interest rate	3.96%	1.97%	3.85%	2.10%
Expected dividend yield	-	-	-	-
Expected stock price volatility	97.77	95.09	94.08	93.55
Expected term	4.39 years	5.38 years	5.04 years	5.71 years

EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2012
Earnings Per Share [Abstract]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Table Text Block]

The computation for basic and diluted EPS was as follows (in thousands, except per share data):

	Three months ended June 30,		Six months ended June 30,
	2011	2012	2011	2012
Income/(Loss) (Numerator):
Net income/(loss) for basic and diluted EPS	€973	819	€2,674	(89)

Shares (Denominator):
Weighted-average shares for basic EPS	14,966,317	15,018,345	14,961,428	15,004,081
Effect of dilutive securities	760,760	658,608	701,173	-
Weighted-average shares for diluted EPS	15,727,077	15,676,953	15,662,601	15,004,081

Basic EPS	0.07	0.05	0.18	(0.01)
Diluted EPS	0.06	0.05	0.17	-

COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

Future non-cancellable minimum lease payments that are non-cancellable under operating leases as of June 30, 2012 are:

Operating Leases
June 30, 2013	352
June 30, 2014	292
June 30, 2015	185
June 30, 2016	185
June 30, 2017	185
Thereafter	92
Total minimum lease payments	€1,291

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Land [Member]
Property, Plant and Equipment, Estimated Useful Lives	Not depreciated
Building [Member]
Property, Plant and Equipment, Useful Life	20 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	10 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	15 years
Industrial Equipment [Member]
Property, Plant and Equipment, Useful Life	10 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	5 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	10 years
Leasehold Improvements [Member]
Property, Plant and Equipment, Estimated Useful Lives	Lesser of the useful life or the term of the respective lease
Internally Developed Software [Member]
Property, Plant and Equipment, Useful Life	15 years
Customer One [Member]
Accounts Receivable Major Customer Percentage	35.00%		49.00%
Product Sales Major Customer Percentage	47.00%	55.00%
Customer Two [Member]
Accounts Receivable Major Customer Percentage	12.00%		18.00%
Product Sales Major Customer Percentage	11.00%	17.00%
Customer Three [Member]
Product Sales Major Customer Percentage	9.00%	13.00%

RELATED PARTIES (Details) (EUR €) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Expenses
Charges from related parties	€ 54	€ 76	€ 106	€ 126
Total	€ 54	€ 76	€ 106	€ 126

RELATED PARTIES (Details 1) (EUR €) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Allowance for doubtful accounts	€ (850)	€ (850)
Accounts Receivable, net	165	286
Accounts Payable	62	290
Sirton [Member]
Accounts Receivable	850	850
Accounts Payable	5	5
Finsirton [Member]
Accounts Receivable	9	256
Accounts Payable	57	285
Sigma Tau [Member]
Accounts Receivable	156	30
Accounts Payable	€ 0	€ 0

RELATED PARTIES (Details Textual) (EUR €) In Thousands, unless otherwise specified	1 Months Ended	6 Months Ended		12 Months Ended				6 Months Ended		12 Months Ended
	Jul. 31, 2009	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2007	Dec. 31, 2005	Jun. 30, 2012 Sirton [Member]	Jun. 28, 2010 Sirton [Member]	Jun. 30, 2012 Finsirton [Member]	Jun. 30, 2012 Finsirton New Contract [Member]	Dec. 31, 2005 Finsirton Contract One [Member]	Dec. 31, 2007 Finsirton Contract Two [Member]
Equity Method Investment, Ownership Percentage		17.04%
Percentage Of Settlement To Unsecured Creditors		18.26%
Due from Related Parties							€ 850
Percentage Of Due From Related Parties							18.26%
Receivables Outstandings							155
Allowance for Doubtful Accounts Receivable						850
Lease Agreement Year				2007	2005
Lease Area				600	1,750			4,800
Annual Lease Fee									185	156	30
Annual Lease Fee After Lease Area Space Reduced	15								215
Lease Expiration Date		Dec 31, 2011						Jan 1, 2012
Operating Leases, Rent Expense		€ 92	€ 93

COLLABORATIVE ARRANGEMENTS (Details) (EUR €) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Research and development cost reimbursement	€ 443	€ 149	€ 443	€ 252
Upfront payments recognized ratably	0	852	0	1,704
Total	€ 443	€ 1,001	€ 443	€ 1,956

COLLABORATIVE ARRANGEMENTS (Details Textual) (Sigma Tau [Member])	6 Months Ended
Jun. 30, 2012
Sigma Tau [Member]
License Agreement Date	Dec 31, 2001
License Expiration Date	8 years
License and Supply Agreement Payment Terms	Pursuant to the amended terms, Gentium received an initial payment of $7,000 and will receive an additional payment of $6,000 following approval from the FDA to market defibrotide in the U.S. and a further $2,000 following the transfer of the approved NDA to Sigma-Tau.
Method Of Royalty Description	Gentium will receive a 7% royalty on net sales and a supply margin equal to the greater of 31% of net sales of defibrotide or .050 per unit in the Americas. Gentium will reimburse $1,000 of costs reimbursed by Sigma-Tau from its future royalty payments due to Gentium under the License and Supply Agreement.
Discontinuation Period	36 months
Percentage Of Reimbursement Revenue	50.00%

INVENTORIES (Details) (EUR €) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Raw materials	€ 351	€ 271
Semi-finished goods	382	979
Finished goods	2,943	1,696
Total	€ 3,676	€ 2,946

INVENTORIES (Details Textual) (EUR €)	Jun. 30, 2012	Dec. 31, 2011
Reserve For Obsolescence	€ 158,000	€ 789,000
Reserve For Obsolescence Released	630,000
Finished goods	2,943,000	1,696,000
Patient and Cost Recovery Programs [Member]
Finished goods	€ 287,000	€ 487,000

PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (EUR €) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
VAT receivables	€ 49	€ 111
Other prepaid expenses and current assets	419	377
Total prepaid expenses and current assets	€ 468	€ 488

PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details Textual) (EUR €) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2012
Decrease In Vat Receivables	€ 100
Increase In Vat Receivables	€ 38

PROPERTY, MANUFACTURING FACILITY AND EQUIPMENT (Details) (EUR €) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment, Gross	€ 22,952	€ 22,655
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	14,864	14,147
Property, manufacturing facility and equipment, net	8,088	8,508
Land and Building [Member]
Property, Plant and Equipment, Gross	2,660	2,643
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	1,520	1,480
Property, manufacturing facility and equipment, net	1,140	1,163
Machinery and Equipment [Member]
Property, Plant and Equipment, Gross	15,543	15,464
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	10,871	10,392
Property, manufacturing facility and equipment, net	4,672	5,072
Industrial Equipment [Member]
Property, Plant and Equipment, Gross	1,766	1,740
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	1,192	1,134
Property, manufacturing facility and equipment, net	574	606
Other Machinery and Equipment [Member]
Property, Plant and Equipment, Gross	877	829
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	543	513
Property, manufacturing facility and equipment, net	334	316
Leasehold Improvements [Member]
Property, Plant and Equipment, Gross	1,313	1,126
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	464	379
Property, manufacturing facility and equipment, net	849	747
Internally Developed Software [Member]
Property, Plant and Equipment, Gross	749	708
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	274	249
Property, manufacturing facility and equipment, net	475	459
Construction In Progress [Member]
Property, Plant and Equipment, Gross	44	145
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	0	0
Property, manufacturing facility and equipment, net	€ 44	€ 145

PROPERTY, MANUFACTURING FACILITY AND EQUIPMENT (DetailsTextual) (EUR €) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment, Net	€ 8,088	€ 8,508
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	14,864	14,147
Lab Instruments [Member]
Property, Plant and Equipment, Net	460	460
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	€ 253	€ 230

FAIR VALUE MEASUREMENT (Details) (EUR €) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010
Cash and cash equivalents	€ 10,322	€ 9,990	€ 9,836	€ 8,742
Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents	10,322
Fair Value, Inputs, Level 2 [Member]
Cash and cash equivalents	0
Fair Value, Inputs, Level 3 [Member]
Cash and cash equivalents	€ 0

CREDIT FACILITIES AND LONG-TERM DEBT (Details) (EUR €) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Long-term Debt, Gross	€ 1,789	€ 2,049
Less current maturities	(480)	(504)
Total	1,309	1,545
Mortgage Loan [Member]
Long-term Debt, Gross	1,440	1,560
Equipment Loan [Member]
Long-term Debt, Gross	125	188
Financing Loan [Member]
Long-term Debt, Gross	115	137
Research Loan [Member]
Long-term Debt, Gross	0	37
Financing Loan 1 [Member]
Long-term Debt, Gross	57	64
Equipment Loan 1 [Member]
Long-term Debt, Gross	€ 52	€ 63

CREDIT FACILITIES AND LONG-TERM DEBT (Details 1) (EUR €) In Thousands, unless otherwise specified	Jun. 30, 2012
2014	€ 349
2015	240
2016	240
2017	240
Thereafter	240
Total	€ 1,309

CREDIT FACILITIES AND LONG-TERM DEBT (Details Textual) (EUR €) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Total	1,309
Minimum Net Capital Required For Loan	5,000
Mortgage Loan [Member]
Percentage Of Interest On Long Term Debt	1.93%	2.62%
Maturity Period	6 month rate plus 1.0% due June 2015	6 month rate plus 1.0% due June 2015
Equipment Loan [Member]
Total	125
Percentage Of Interest On Long Term Debt	1.85%	2.56%
Maturity Period	3 months rate plus 1.20% due June 2012	3 months rate plus 1.20% due June 2012
Financing Loan [Member]
Percentage Of Interest On Long Term Debt	1.37%	2.02%
Maturity Period	1 month rate plus 1.00% due December 2012	1 month rate plus 1.00% due December 2012
Research Loan [Member]
Maturity Period	interest at 1% per annum, due January 2012	interest at 1% per annum, due January 2012
Financing Loan 1 [Member]
Percentage Of Interest On Long Term Debt	1.65%	2.36%
Maturity Period	3 months rate plus 1.00% due December 2012	3 months rate plus 1.00% due December 2012
Equipment Loan 1 [Member]
Percentage Of Interest On Long Term Debt	1.45%	2.16%
Maturity Period	3 months rate plus 0.80% due December 2012	3 months rate plus 0.80% due December 2012

SHAREHOLDERS' EQUITY (Details)	Jun. 30, 2012	Dec. 31, 2011
Issued and outstanding	15,018,483	14,969,150
Reserved for share option plans	4,637,834	4,687,167
Common Stock, Shares Authorized	19,656,317	19,656,317

SHAREHOLDERS' EQUITY (Details Textual)	1 Months Ended
	May 31, 2011	Jun. 30, 2009	Apr. 30, 2006	Jun. 30, 2012	Dec. 31, 2011
Common Stock, Shares Authorized				19,656,317	19,656,317
Description Of Amendment To Increase Capital	On May 9 2011, our shareholders approved an amendment to our bylaws, which granted certain powers to our board of directors, pursuant to article 2441, fifth paragraph of the Italian Civil Code, to increase the capital of the Company in cash by a maximum amount of Euro 2,200,000, on a separable basis, with the exclusion of the pre-emptive right of the shareholders, for the issuance of options to purchase a maximum of 2,200,000 shares, without a par value, in favor of the Company's employees, directors and consultants. We have used this approval to increase the number of ordinary shares of the Company authorized under our 2007 Stock Option Plan to 3,200,000.	On June 30, 2009, our shareholders approved an amendment to our bylaws, which granted certain powers to our board of directors, pursuant to article 2443 of the Italian Civil Code, including the power to increase the capital of our company in cash, up to an amount equal to 100 million, on a separable basis, in one or more transactions, for the purpose of a rights offering with the faculty to reserve all or part of such amount for the exercise of warrants issued by means of the same resolution of our board of directors providing for the relevant capital increase and with the faculty to reserve 1/4 of any such capital increase to employees under the Company's equity incentive plans in effect from time to time, and the power to cancel the par value of the ordinary shares of the Company, which was completed on June 30, 2009. As of June 30, 2012, our board of directors has not authorized the issuance of any shares pursuant to this resolution by our shareholders.	On April 28, 2006, our shareholders approved an amendment to our bylaws, which granted certain powers to our board of directors, pursuant to the provisions of Articles 2443 and 2420, part 3 of the Italian Civil Codes, including the power to increase the capital of the company in cash, up to 90 million of par value, in one or more transactions, and to issue convertible bonds (even subordinated) and increase the capital of the Company, in one or more transactions, up to Euro 10 million of par value, through the issuance of ordinary shares reserved for the conversion of such convertible bonds, and in both cases also with the faculty to issue warrants by means of the same resolution of the board of directors providing for the relevant capital increase and in each case, exclude or limit the option right of the shareholders if the Board of Directors determines that exclusion or limitation to be in the interest of the Company. Such delegation of powers expired after five years. On May 9, 2011, our shareholders renewed this resolution for an additional five years starting from the date of the resolution of the 2011 Extraordinary Shareholders' meeting approving the amendment
Extraordinary Shareholders Meeting [Member]
Common Stock, Shares Authorized				4,549,435

EQUITY INCENTIVE PLANS (Details)	6 Months Ended
Jun. 30, 2012
Amended and Restated 2004 Equity Incentive Plan [Member]
Number of shares authorized	1,560,000
Number of option granted since inception	2,568,400
Number of options exercised	73,166
Number of options cancelled/expired	1,360,000
Number of shares available for grant and available for future grant	352,100
Amended 2007 Stock Option Plan [Member]
Number of shares authorized	3,200,000
Number of option granted since inception	1,547,578
Number of options exercised	49,000
Number of options cancelled/expired	323,070
Number of shares available for grant and available for future grant	1,975,492

EQUITY INCENTIVE PLANS (Details 1) (EUR €) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Total employee stock-based compensation expense	€ 545	€ 455	€ 958	€ 933
Cost of Sales [Member]
Total employee stock-based compensation expense	11	11	22	20
Research and Development Expense [Member]
Total employee stock-based compensation expense	31	65	57	116
General and Administrative Expense [Member]
Total employee stock-based compensation expense	406	361	700	773
Selling and Marketing Expense [Member]
Total employee stock-based compensation expense	€ 97	€ 18	€ 179	€ 24

EQUITY INCENTIVE PLANS (Details 2)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Risk free interest rate	1.97%	3.96%	2.10%	3.85%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Expected stock price volatility	95.09%	97.77%	93.55%	94.08%
Expected term	5 years 4 months 17 days	4 years 4 months 20 days	5 years 8 months 16 days	5 years 0 months 14 days

EQUITY INCENTIVE PLANS (Details Textual) In Millions, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended				6 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Jun. 30, 2012 EUR (€)	Dec. 31, 2011	Jun. 30, 2012 Amended and Restated 2004 Equity Incentive Plan [Member]	Apr. 27, 2007 Amended and Restated 2004 Equity Incentive Plan [Member]	Jun. 30, 2012 Amended 2007 Stock Option Plan [Member]	Dec. 31, 2011 Amended 2007 Stock Option Plan [Member]	Dec. 31, 2007 Amended 2007 Stock Option Plan [Member]	May 09, 2011 Amended 2007 Stock Option Plan [Member]
Common Stock, Shares, Issued					14,969,150	14,969,150		1,500,000
Share Option Exercise Price Minimum Percentage Of Fair Market Value								100.00%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date							Sep 30, 2019		Mar 26, 2022
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			36 months				10 years		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number							1,134,734
Number of shares available for grant and available for future grant							352,100		1,975,492
Vesting Period Description							Typically, options granted under the incentive plan to officers and employees vest over three years, with one-third of the shares covered by the option vesting on the first anniversary of the grant date and the remainder vesting monthly over the next two years.		Typically, options granted to employees under the 2007 Stock Option Plan vest over three years, with one-third of the shares covered by the option vesting on the first anniversary of the grant date and the remainder vesting monthly over the next two years.
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross											1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized										2,200,000
Common Stock, Shares Authorized					19,656,317	19,656,317						3,200,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number									1,175,508
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 5.56	$ 5.09	$ 5.64	$ 5.69
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options					€ 2.59
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding To Consultants		5,000		5,000	5,000

EARNINGS PER SHARE (Details) (EUR €) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Income/(Loss) (Numerator):
Net income/(loss) for basic and diluted EPS	€ 819	€ 973	€ (89)	€ 2,674
Shares (Denominator):
Weighted-average shares for basic EPS	15,018,345	14,966,317	15,004,081	14,961,428
Effect of dilutive securities (in shares)	658,608	760,760	0	701,173
Weighted-average shares for diluted EPS (in shares)	15,676,953	15,727,077	15,004,081	15,662,601
Basic EPS (in dollars per share)	€ 0.05	€ 0.07	€ (0.01)	€ 0.18
Diluted EPS (in dollars per share)	€ 0.05	€ 0.06	€ (0.01)	€ 0.17

EARNINGS PER SHARE (Details Textual)	3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012
Warrants Expiration Date		Apr 28, 2011
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	334,000	1,014,000

COMMITMENTS AND CONTINGENCIES (Details) (EUR €) In Thousands, unless otherwise specified	Jun. 30, 2012
June 30, 2013	€ 352
June 30, 2014	292
June 30, 2015	185
June 30, 2016	185
June 30, 2017	185
Thereafter	92
Total minimum lease payments	€ 1,291

COMMITMENTS AND CONTINGENCIES (Details Textual) (EUR €) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2012
Lease Expiration Date	Dec 31, 2011
Lab Equipment Purchases [Member]
Date Of Capital Lease Agreement	In April 2007
Term Of Capital Lease	5 years
Capital Lease Obligations	218
Capital Lease Monthly Installment	4
Capital Lease Repayment Period	60 months
Lease Expiration Date	Mar 31, 2012
Laboratory Equipment [Member]
Date Of Capital Lease Agreement	In April 2007
Term Of Capital Lease	5 years
Capital Lease Obligations	110
Capital Lease Monthly Installment	2
Capital Lease Repayment Period	60 months
Lease Expiration Date	Mar 31, 2012